SIGNIFICANT ACCOUNTING POLICIES - Functional currency and foreign currency translation, Convenience translation and Revenue recognition (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017 CNY (¥) item ¥ / $	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Functional currency and foreign currency translation
Foreign currency translation gain(loss)		¥ (31.9)	¥ 1.9	¥ 15.4
Convenience translation
Translation rate calculated at noon buying rate set for on December 29, 2017 | ¥ / $		6.5063
Revenue recognition
Number of major types of incentive coupons | item		2
Cash coupons recognized as a reduction of revenue		¥ 209.4	125.0	9.0
Referral code incentives recorded as sales and marketing expenses		¥ 15.0	¥ 37.2	¥ 14.7
Minimum
Revenue recognition
Coupons expiration period		1 month
Maximum
Revenue recognition
Coupons expiration period		6 months
Quality assurance program
Convenience translation
Percentage on outstanding principal balance	4.50%
Limitation on the period to collect the unpaid balances		3 years